SHAREHOLDERS' EQUITY (Schedule of summary of the changes in accumulated other comprehensive income (loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, net	$ 9,406	$ 1,357
Other comprehensive income before reclassifications, net	(4,553)	14,387
Total accumulated other comprehensive income, net	(1,056)	9,406
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(279)	(269)
Research and development, net [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(3,644)	(3,995)
Selling and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(1,217)	(1,300)
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(740)	(728)
Financial income (expenses), net [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(29)	(46)
Marketable securities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, net	3,768	852
Other comprehensive income before reclassifications, net	(4,672)	2,962
Total accumulated other comprehensive income, net	(933)	3,768
Marketable securities [Member] | Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(0)	(0)
Marketable securities [Member] | Research and development, net [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(0)	(0)
Marketable securities [Member] | Selling and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(0)	(0)
Marketable securities [Member] | General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(0)	(0)
Marketable securities [Member] | Financial income (expenses), net [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(29)	(46)
Cash flow [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, net	5,638	505
Other comprehensive income before reclassifications, net	119	11,425
Total accumulated other comprehensive income, net	(123)	5,638
Cash flow [Member] | Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(279)	(269)
Cash flow [Member] | Research and development, net [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(3,644)	(3,995)
Cash flow [Member] | Selling and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(1,217)	(1,300)
Cash flow [Member] | General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(740)	(728)
Cash flow [Member] | Financial income (expenses), net [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	$ (0)	$ (0)